WARRANT LIABILITY (Tables)	12 Months Ended
Sep. 30, 2013
Warrant Liability [Abstract]
Schedule of details of Series A, B and C Warrants allowing Crede to purchase the shares of Common Stock

Securities Issued	Initial Purchase Agreement		Second Purchase Agreement
	Shares issued	Price per share	Shares issued	Price per share
Series A Warrants	179,211	$13.39	178,253	$14.59
Series B Warrants	492,831	$13.39	490,196	$14.59
Series C Warrants	448,029	$13.39	445,633	$14.59